Basis of Financial Statements - Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Antidilutive options (in shares)	0	0	0	2,000,000	1,000,000